Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of classification of the investments by fair value hierarchy
The classification of the investments by fair value hierarchy are as follows:

	2025		2024
December 31,	Level 1	Total	Level 1	Total
(thousands of dollars)
Investments measured at fair value
Short-term investments	75,148	75,148	71,529	71,529
Common stock	403,246	403,246	384,904	384,904
Registered investment funds	290,217	290,217	256,404	256,404

	768,611	768,611	712,837	712,837

Investments measured at net asset value
Common collective trust funds		1,244,464		1,065,551
Stable value trust fund		37,048		39,926

		1,281,512		1,105,477

		2,050,123		1,818,314